Debt (Tables)	12 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Components of Debt

The components of debt were as follows ($000):

June 30,	2018	2017
0.25% Convertible senior notes	$345,000	$-
Convertible senior notes unamortized discount attributable to cash conversion option and debt issuance costs including initial purchaser discount	(56,409)	-
Term loan, interest at LIBOR, as defined, plus 1.75% and 1.50%, respectively	65,000	85,000
Line of credit, interest at LIBOR, as defined, plus 1.75% and 1.50%, respectively	80,000	252,000
Credit facility unamortized debt issuance costs	(1,126)	(1,491)
Yen denominated line of credit, interest at LIBOR, as defined, plus 1.75% and 0.625%, respectively	2,714	2,679
Note payable assumed in IPI acquisition	3,834	3,834
Total debt	439,013	342,022
Current portion of long-term debt	(20,000)	(20,000)
Long-term debt, less current portion	$419,013	$322,022

Summary of Total Interest Expense Recognized

The following table sets forth total interest expense recognized related to the Notes for the fiscal year ended June 30, 2018 (representing an effective interest rate of 4.5%):

Year ended June 30,	2018
0.25% contractual coupon	$731
Amortization of debt discount and debt issuance costs including initial purchaser discount	10,058
Interest expense	$10,789

Remaining Annual Principal Payments of Credit Facilities and Notes Payable

Remaining annual principal payments under the Company’s existing credit facilities and notes payable as of June 30, 2018 were as follows ($000):

			U.S.
			Dollar
	Term	Yen Line	Line of	Note	Convertibles
Period	Loan	of Credit	Credit	Payable	Notes	Total
June 30, 2019	$20,000	$-	$-	$-	$-	$20,000
June 30, 2020	20,000	-	-	3,834	-	$23,834
June 30, 2021	20,000	2,714	-	-	-	$22,714
June 30, 2022	5,000	-	80,000	-	-	$85,000
June 30, 2023	-	-	-	-	345,000	$345,000
Total	$65,000	$2,714	$80,000	$3,834	$345,000	$496,548